Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

10. EMPLOYEE BENEFIT PLANS

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,
	2014	2013	2014	2013
Service cost	$114	$113	$24	$62
Interest cost	3,335	2,901	225	228
Recognized actuarial loss (gain)	71	125	(84)	70
Amortization of prior service credits	—	—	(2,494)	(2,404)
Expected return on plan assets	(3,814)	(3,606)	—	(16)

Net periodic benefit income	$(294)	$(467)	$(2,329)	$(2,060)

The Company contributed $1.0 million to its pension and other postretirement benefit plans during the three months ended March 31, 2014. During the remainder of 2014, the Company anticipates making additional contributions of approximately $18.3 million to these plans.

10.	EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

The Company sponsors defined contribution retirement savings plans (including a 401(k) plan) that allow employees of certain subsidiaries to contribute a portion of their compensation on a pretax and/or after-tax basis in accordance with guidelines established by the plans and the Internal Revenue Service or other tax authorities. The Company matches a percentage of the employee contributions up to certain limits. During the period January 1 – January 14, 2011 (Predecessor), the Company issued common stock valued at $0.1 million as an employer contribution to the CommScope, Inc. Retirement Savings Plan. During the years ended December 31, 2013 (Successor) and 2012 (Successor) and the period January 15 – December 31, 2011 (Successor), the Company contributed cash of $20.2 million, $18.9 million and $19.8 million, respectively, to these retirement savings plans.

The Company maintains a noncontributory unfunded defined contribution plan (the Supplemental Executive Retirement Plan or SERP) for certain active and retired executives. The Company is not required to make any payments until the participant is eligible to receive retirement benefits. During the years ended December 31, 2013 (Successor) and 2012 (Successor) and the periods January 15 – December 31, 2011 (Successor) and January 1 – January 14, 2011 (Predecessor), the Company recognized pretax costs of $1.8 million, $1.8 million, $1.4 million and $0.1 million, respectively, representing additional accrued benefits and interest credited under the SERP. The SERP liability was approximately $12.7 million and $11.0 million as of December 31, 2013 and 2012, respectively.

The Company also established a contributory deferred compensation plan (DCP) in 2013 that allows certain executives to defer up to 90% of salary and bonus. Participant accounts are credited or charged amounts consistent with the investment experience of a notional portfolio (as directed by each executive) based on available investment alternatives in the Company’s 401(k) plan. Upon termination of employment, an executive may elect a lump sum payout or annual installments over two to ten years. As of December 31, 2013, the DCP liability is $1.2 million, which includes an immaterial Company expense related to investment results.

Pension and Other Postretirement Benefit Plans

The Company sponsors defined benefit pension plans covering certain domestic former employees and certain foreign current and former employees. Included in the defined benefit pension plans are both funded and unfunded plans. The Company also sponsors postretirement health care and life insurance benefit plans that provide benefits to certain domestic former employees and certain domestic full-time employees who retire from the Company. The health care plans contain various cost-sharing features such as participant contributions, deductibles, coinsurance and caps, with Medicare as the primary provider of health care benefits for eligible retirees. The accounting for the health care plans anticipates future cost-sharing changes that are consistent with the Company’s expressed intent to maintain a consistent level of cost sharing with retirees.

The following table summarizes information for the defined benefit pension and other postretirement benefit plans based on a December 31 measurement date.

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$293,549	$285,682	$36,033	$61,006
Service cost	453	408	248	301
Interest cost	11,600	12,732	912	2,200
Plan participants’ contributions	—	—	1,839	1,321
Actuarial loss (gain)	(4,114)	11,063	(3,674)	4,445
Net curtailment loss (gain)	—	—	970	—
Settlement (gain) loss	—	1,535	(21)	(971)
Plan amendments	—	—	(4,242)	(26,797)
Benefits paid, including settlements	(13,666)	(22,989)	(4,823)	(5,472)
Translation loss (gain) and other	2,759	5,118	—	—

Benefit obligation, end of year	290,581	293,549	27,242	36,033

Change in plan assets:
Fair value of plan assets, beginning of year	258,199	215,865	5,210	5,199
Employer and plan participant contributions	22,067	30,353	3,358	5,098
Return on plan assets	7,570	29,694	201	385
Benefits paid, including settlements	(13,666)	(22,989)	(4,823)	(5,472)
Translation loss (gain) and other	2,743	5,276	—	—

Fair value of plan assets, end of year	276,913	258,199	3,946	5,210

Funded status (benefit obligation in excess of fair value of plan assets)	$13,668	$35,350	$23,296	$30,823

The following table presents balance sheet location of the Company’s pension and postretirement liabilities and assets.

	Successor	Successor
	December 31, 2013	December 31, 2012
Other accrued liabilities	$(1,152)	$(1,365)
Pension and other postretirement benefit liabilities	$(40,349)	$(72,317)
Other noncurrent assets	$4,537	$7,509

Foreign plans represented 45% and 49% of the pension benefit obligation and pension plan assets, respectively, as of December 31, 2013 and 40% and 49% of the pension benefit obligation and pension plan assets, respectively, as of December 31, 2012.

During 2012, the Company settled a portion of its pension obligation resulting in a settlement loss and terminated a postretirement benefit plan resulting in a settlement gain. During 2013 and 2012, the Company amended certain of its other postretirement benefit plans to eliminate eligibility for certain employees and reduce medical benefits offered under the plans. The impact of the plan amendments is being recognized over the remaining service life of plan participants in plans with active participants and over the life expectancy of plan participants in plans with no active participants.

The accumulated benefit obligation for all of the Company’s defined benefit pension plans was $276,087 and $269,048 as of December 31, 2013 and 2012, respectively. The following table summarizes information for the Company’s pension plans with an accumulated benefit obligation in excess of plan assets.

	Successor	Successor
	December 31, 2013	December 31, 2012
Projected benefit obligation	$174,933	$175,249
Accumulated benefit obligation	$174,933	$175,249
Fair value of plan assets	$141,857	$132,390

The following table summarizes pretax amounts included in accumulated other comprehensive loss for the years ended December 31, 2013 and 2012:

	Pension Benefits		Other Postretirement Benefits
	Successor	Successor	Successor	Successor
	2013	2012	2013	2012
Unrecognized net actuarial gain (loss)	$(28,783)	$(26,097)	$(1,084)	$(4,068)
Unrecognized prior service credit	—	—	37,793	43,169

Total	$(28,783)	$(26,097)	$36,709	$39,101

Pretax amounts for net periodic benefit cost and other amounts included in other comprehensive income (loss) for the defined benefit pension and other postretirement benefit plans consisted of the following components:

	Pension Benefits
	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Service cost	$453	$408	$1,010	$94
Interest cost	11,600	12,732	13,285	562
Recognized actuarial loss	469	519	—	49
Net curtailment loss (gain)	—	—	(2,161)	—
Settlement loss	—	1,535	941	—
Expected return on plan assets	(14,439)	(12,803)	(14,098)	(588)

Net periodic benefit cost (income)	(1,917)	2,391	(1,023)	117

Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)	2,686	(6,436)	32,533	(49)

Total included in other comprehensive income (loss)	2,686	(6,436)	32,533	(49)

Total recognized in net periodic benefit cost and included in other comprehensive income (loss)	$769	$(4,045)	$31,510	$68

	Other Postretirement Benefits
	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Service cost	$248	$301	$1,425	$68
Interest cost	912	2,200	3,847	167
Recognized actuarial loss (gain)	279	—	—	(19)
Amortization of prior service credit	(9,618)	(6,759)	(1,994)	(86)
Net settlement/curtailment gain	(21)	(971)	—	—
Expected return on plan assets	—	(165)	(160)	(7)

Net periodic benefit cost (income)	(8,200)	(5,394)	3,118	123

Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)	(2,984)	4,286	(218)	19
Change in unrecognized prior service credit	5,376	(20,023)	(23,146)	86

Total included in other comprehensive income (loss)	2,392	(15,737)	(23,364)	105

Total recognized in net periodic benefit cost and included in other comprehensive income (loss)	$(5,808)	$(21,131)	$(20,246)	$228

Amortization of amounts included in accumulated other comprehensive loss as of December 31, 2013 is expected to increase (decrease) net periodic benefit cost during 2014 as follows:

	Pension Benefits	Other Postretirement Benefits	Total
Amortization of net actuarial loss	$284	$(337)	$(53)
Amortization of prior service credit	—	(9,976)	(9,976)

Total	$284	$(10,313)	$(10,029)

Assumptions

Significant weighted average assumptions used in determining benefit obligations and net periodic benefit cost are as follows:

	Pension Benefits
	Successor	Successor	Successor
	2013	2012	2011
Benefit obligations:
Discount rate	4.70%	4.10%	4.50%
Rate of compensation increase	4.30%	3.90%	4.00%
Net periodic benefit cost:
Discount rate	4.10%	4.50%	5.30%
Rate of return on plan assets	5.60%	5.55%	6.40%
Rate of compensation increase	3.90%	4.00%	4.40%

	Other Postretirement Benefits
	Successor	Successor	Successor
	2013	2012	2011
Benefit obligations:
Discount rate	3.50%	2.65%	4.20%
Net periodic benefit cost:
Discount rate	2.65%	4.20%	5.35%
Health care cost trend rate assumed for next year	7.25%	7.35%	7.60%
Ultimate rate to which the cost trend rate is assumed to decline	4.75%	4.75%	4.60%
Year that the rate reaches the ultimate trend rate	2023	2022	2026

The Company considered the available yields on high-quality fixed-income investments with maturities corresponding to the Company’s expected benefit obligations to determine the discount rates at each measurement date.

A one-percentage-point change in assumed health care cost trend rates would have had an immaterial impact on the total service and interest cost components of net periodic benefit cost and the benefit obligation as of and for the year ended December 31, 2013.

Plan Assets

In developing the expected rate of return on plan assets, the Company considered the expected long-term rate of return on individual asset classes. Expected return on plan assets is based on the market value of the assets. Substantially all of the pension assets are managed by independent investment advisors with an objective of transitioning to a portfolio of fixed income investments that matches the durations of the obligations as the funded status of each plan improves.

Mutual funds classified as Level 1 are valued at net asset value, which is based on the fair value of the funds’ underlying securities. Certain mutual funds are classified as Level 2 because a portion of the funds’ underlying assets are valued using significant other observable inputs. Other assets are primarily composed of fixed income investments (including insurance products) and are valued based on the investment’s stated rate of return, which approximates market interest rates.

The estimated fair values and the valuation input levels of the Company’s plan assets as of December 31, 2013 are as follows:

	Pension Benefits		Other Postretirement Benefits
	Level 1 Fair Value	Level 2 Fair Value	Level 1 Fair Value	Level 2 Fair Value
Mutual funds:
U.S equity	$5,777	$—	$—	$—
International equity	6,343	48,260	—	—
U.S. debt	114,586	—	3,946	—
International debt	11,533	86,640	—	—
Other	3,620	154	—	—

Total	$141,859	$135,054	$3,946	$—

The estimated fair values and the valuation input levels of the Company’s plan assets as of December 31, 2012 are as follows:

	Pension Benefits		Other Postretirement Benefits
	Level 1 Fair Value	Level 2 Fair Value	Level 1 Fair Value	Level 2 Fair Value
Mutual funds:
U.S equity	$21,784	$—	$—	$—
International equity	24,500	49,839	—	—
U.S. debt	69,097	—	989	—
International debt	6,917	74,897	—	—
Other	10,091	1,074	—	4,221

Total	$132,389	$125,810	$989	$4,221

Expected Cash Flows

The Company expects to contribute $20.9 million to the defined benefit pension plans and $3.4 million to the other postretirement benefit plans during 2014.

The following table summarizes projected benefit payments from pension and other postretirement benefit plans through 2023, including benefits attributable to estimated future service.

	Pension Benefits	Other Postretirement Benefits
	(in millions)
2014	$13.4	$3.4
2015	$13.4	$3.6
2016	$13.5	$3.3
2017	$13.5	$3.1
2018	$13.5	$2.8
2019-2023	$68.0	$10.8